Debt and Equity Securities - Sales of Debt and Equity Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost And Fair Value Debt Securities [Abstract]
Gross proceeds	$ 6,867	$ 37,353	$ 26,452
Gross realized gains	78	261	192
Gross realized losses		(2)
Net realized gains	$ 78	$ 259	$ 192